Consolidated cash flow statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Cash flows from consolidated operations	[1]	$ 8,917	$ 9,673
Dividends from equity accounted units		440	421
Cash flows from operations		9,357	10,094
Net interest paid		(327)	(305)
Dividends paid to holders of non-controlling interests in subsidiaries		(53)	(91)
Tax paid		(2,053)	(2,642)
Net cash generated from operating activities		6,924	7,056
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	[2]	(4,734)	(4,018)
Sales of property, plant and equipment and intangible assets		7	17
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired		(6,022)	0
Purchases of financial assets		(26)	(53)
Sales of financial assets	[3]	118	424
Net funding of equity accounted units	[2]	(378)	(36)
Other investing cash flows		(187)	122
Net cash used in investing activities		(11,222)	(3,544)
Cash flows before financing activities		(4,298)	3,512
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(3,762)	(4,121)
Proceeds from additional borrowings, net of issue costs	[4]	15,952	62
Repayment of borrowings and associated derivatives	[4]	(8,021)	(76)
Lease principal payments		(235)	(212)
Proceeds from issue of equity to non-controlling interests	[2]	786	445
Other financing cash flows		0	1
Net cash from/(used in) financing activities		4,720	(3,901)
Effects of exchange rates on cash and cash equivalents		107	(30)
Net increase/(decrease) in cash and cash equivalents		529	(419)
Opening cash and cash equivalents less overdrafts		8,484	9,672
Closing cash and cash equivalents less overdrafts		$ 9,013	$ 9,253

[1]

(a) Cash flows from consolidated operations		2025 US$m	2024 US$m
Profit after tax for the period		4,536	5,890
Adjustments for:
– Taxation	6	2,201	2,225
– Finance items		951	566
– Share of profit after tax of equity accounted units		(717)	(422)
– Net impairment charges/(reversals)	5	122	(41)
– Depreciation and amortisation		2,958	2,821
– Provisions (including exchange differences on provisions)		341	(41)
Utilisation of other provisions		(150)	(51)
Utilisation of provisions for close-down and restoration	9	(422)	(361)
Utilisation of provisions for post-retirement benefits and other employment costs		(87)	(61)
Change in inventories		(250)	(41)
Change in receivables and other assets		(81)	107
Change in trade and other payables		(299)	(751)
Other items(e)		(186)	(167)
		8,917	9,673

[2]	In 2025, our net cash outflow in relation to the Simandou iron ore project was US$486 million (30 June 2024:US$331 million). This includes cash outflows of US$822 million (30 June 2024: US$742 million) for purchases of property, plant and equipment, and US$331 million (30 June 2024: nil) as net funding of equity accounted units for the funding of shared infrastructure in the WCS Rail and Port entities. We received related cash inflows of US$667 million (30 June 2024: US$411 million) from Chalco Iron Ore Holdings Ltd (CIOH) for cash calls by SimFer Jersey Limited.
[3]	(c)In 2025, we received net proceeds of US$116 million (30 June 2024: US$422 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.
[4]	On 6 March 2025, we drew down on our US$7 billion bridge loan facility to fund the acquisition of Arcadium Lithium plc. Refer to note 7 for further details. This was subsequently repaid on 19 March 2025 following our US$9 billion bond issuance of fixed and floating rate SEC-registered debt securities on 12 March 2025. The funds were received net of issuance costs and discount. Refer to note 10 for further details.